CRYPTOCURRENCIES (Tables)	3 Months Ended
Dec. 31, 2025
CRYPTOCURRENCIES
Tabular disclosure of cryptocurrencies at cost and at market value

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
Solana	461,759	$81,007,620	$113,707,044	$80,195,665
JTO	52,182	106,047	145,410	28,454
jitoSOL	53,911	9,741,001	13,640,204	11,943,716
laineSOL	116	27,736	56,789	25,622
Balance at December 31, 2025		$90,882,404	$127,549,448	$92,193,457

	Quantity	Cost (USD) (a)	Cost (CAD) (a)	Market Value
SOL	435,159	$66,847,972	$105,371,837	$126,415,294
JTO	52,182	106,047	145,410	114,048
Balance at September 30, 2025		$66,954,019	$105,517,247	$126,529,342
(a)	The cost is determined as the historical weighted average cost of the cryptocurrencies acquisitions and disposals.

Schedule of company's cryptocurrencies activity excluding digital assets posted as collateral

Balance at September 30, 2024	$25,575,512
Cash purchases	74,920,237
Cash sales	(8,677,328)
Purchases made with cryptocurrencies	15,702,439
Sales made with cryptocurrencies	(15,570,372)
Gain on cash sales	1,414,389
Gain on cryptocurrency traded for cryptocurrency	1,528,039
Staking and validating income before cost of sales paid in fiat	10,734,659
Expenses paid in cryptocurrencies	(582,302)
Investment income received in cryptocurrencies	132,067
Other income	66,927
Cryptocurrencies posted as collateral	(1,757,712)
Cryptocurrency collateral returned	2,763,872
Foreign exchange gain	176,479
Change in fair value	20,102,436
Balance at September 30, 2025	$126,529,342
Cash purchases	24,007,500
Cash sales	(786,915)
Gain on cash sales	(129,404)
Purchases made with cryptocurrencies	14,186,084
Sales made with cryptocurrencies	(14,676,399)
Gain on cryptocurrency traded for cryptocurrency	(5,898,320)
Staking and validating income before cost of sales paid in fiat	2,249,359
Expenses paid in cryptocurrencies	(277,209)
Other income	4,696
Cryptocurrencies posted as collateral	(13,640,204)
Cryptocurrency collateral returned	689,413
Sol held at validator	(186,913)
Foreign exchange gain	(485)
Change in fair value	(51,820,805)
Balance at December 31, 2025	$80,249,741

Schedule of company's cryptocurrencies posted as collateral

Balance at September 30, 2024	$—
Cryptocurrencies posted as collateral	1,757,712
Cryptocurrency collateral returned	(2,763,872)
Gain on sales	1,006,160
Balance at September 30, 2025	$—
Cryptocurrencies posted as collateral	13,640,204
Change in fair value	(1,696,489)
Balance at December 31, 2025	$11,943,716